Impairments (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Assets [Abstract]
Schedule of net impairments/(reversal of impairments)

Net impairments/(reversal of impairments)
	Full year
(in USD million)	2024	2023	2022

Property, plant and equipment	(120)	897	(3,313)
Intangible assets	(5)	61	62
Equity accounted investments	6	363	832

Total net impairments/(reversals) including exploration expenses	(119)	1,321	(2,419)

Schedule of carrying amount after impairment	The table below
describes, per area, the Producing and development assets being impaired/(reversed), net impairment/(reversal), and the carrying amount after impairment.

	At 31 December 2024		At 31 December 2023		At 31 December 2022
(in USD million)	Carrying amount after impairment	Net impairment loss/ (reversal)	Carrying amount after impairment	Net impairment/ (reversal)	Carrying amount after impairment	Net impairment/ (reversal)

Exploration & Production Norway	117	64	886	588	3,201	(819)
Exploration & Production USA - onshore	—	—	—	—	546	(204)
Exploration & Production USA - offshore	—	—	1,165	(290)	2,691	(882)
Europe and Asia	—	—	—	310	1,551	295
Marketing, Midstream & Processing	95	(158)	949	343	1,416	(895)
Renewables USA - offshore	82	50	134	300	—	—
Renewables - other	821	221	—	—	—	—
Other	23	(26)	112	10	30	—

Total	1,138	151	3,245	1,261	9,435	(2,505)

Schedule of impairment assumptions	The main
price assumptions applied in impairment and
impairment reversal assessments are disclosed in the
table below as price-points on price curves. Previous
price-points applied from the third quarter of 2023
and up to and including the first quarter of 2024 are
provided in brackets.

Year
Prices in real terms1)	2030		2040		2050

Brent Blend (USD/bbl)	80	(80)	75	(75)	70	(70)
European gas (USD/MMBtu) - TTF	8.3	(9.4)	9.5	(9.8)	9.5	(9.8)
Henry Hub (USD/MMBtu)	4.3	(4.5)	4.5	(4.4)	4.5	(4.4)
Electricity Germany (EUR/MWh)	71	(80)	74	(73)	74	(73)
EU ETS (EUR/tonne)	101	(107)	136	(131)	165	(153)

1) Basis year 2024. The prices in the table are price-points on price-curves.